Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Summary of Class A Ordinary Shares Reflected on the Condensed Balance Sheets	As of June 30, 2022 and March 31, 2022, the carrying values of Class A ordinary shares reflected on the condensed balance sheets are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Fair value of Public Warrants at issuance	(9,430,000)
Offering costs allocated to Class A ordinary shares subject to possible redemption	(12,756,565)
Plus:
Remeasurement of Class A ordinary shares subject to possible redemption amount	22,186,565

Class A ordinary shares subject to possible redemption, March 31, 2022	230,000,000
Less:
Remeasurement of Class A ordinary shares subject to possible redemption amount (reduction of offering costs)	(4,662)
Plus:
Reduction of offering costs allocated to Class A ordinary shares subject to possible redemption	4,662
Remeasurement of Class A ordinary shares subject to possible redemption amount	194,899

Class A ordinary shares subject to possible redemption, June 30, 2022	$230,194,899

Schedule of Earnings Per Share Basic and Diluted
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of ordinary shares:

						For The Period From March 19, 2021 (Inception) Through June 30, 2021
	For The Three Months Ended June 30			For The Six Months Ended June 30, 2022
	2022		2021
	Class A	Class B	Class B	Class A	Class B	Class B
Basic and diluted net income (loss) per ordinary share:
Numerator:
Allocation of net income (loss), basic	$2,016,703	$864,301	$(10,102)	$1,617,743	$1,007,426	$(35,924)
Allocation of net income (loss), diluted	$2,016,703	$864,301	$(10,102)	$1,589,219	$1,035,950	$(35,924)
Denominator:
Basic weighted average ordinary shares outstanding	23,000,000	9,857,142	8,571,428	15,121,547	9,416,732	7,582,417
Diluted weighted average ordinary shares outstanding	23,000,000	9,857,142	9,857,142	15,121,547	9,857,142	8,719,779

Basic net income (loss) per ordinary share	$0.09	$0.09	$(0.00)	$0.11	$0.11	$(0.00)

Diluted net income (loss) per ordinary share	$0.09	$0.09	$(0.00)	$0.11	$0.11	$(0.00)